Stockholders' Equity - Schedule of Warrants Outstanding (Details) - Common Stock Warrants [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares, Warrants Outstanding, Beginning Balance	9,000,000	9,000,000
Number of Shares, Issued			9,000,000
Number of Shares, Exercised
Number of Shares, Expired
Number of Shares, Warrants Outstanding, Ending Balance	9,000,000	9,000,000	9,000,000
Weighted Average Exercise Price, Warrants Outstanding, Beginning	$ 1.000	$ 1.000
Weighted Average Exercise Price, Issued			1.000
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Expired
Weighted Average Exercise Price, Warrants Outstanding, Ending	$ 1.000	$ 1.000	$ 1.000
Weighted Average Remaining Contractual Life (in Years), Outstanding	2 years 5 months 1 day	2 years 11 months 1 day	0 years